UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

January 31, 2024

Focused Dynamic Growth Fund
Investor Class (ACFOX)
I Class (ACFSX)
A Class (ACFDX)
R Class (ACFCX)
R6 Class (ACFNX)
G Class (ACFGX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending January 31, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Second-Half Rally Lifted Six-Month Returns

Elevated inflation, restrictive central bank policy, rising interest rates and economic uncertainty pummeled stocks in the first half of the six-month period. But a second-half rally left U.S. and global stocks with six-month gains.
Markets were generally cautious early in the reporting period. After lifting rates to a 22-year high range of 5.25% to 5.5% in July, the Federal Reserve (Fed) warned that persistent above-target inflation may require more tightening. Investors resumed a higher-for-longer interest rate outlook. Treasury yields rose sharply through October when the 10-year Treasury note topped 5% for the first time since 2007.

Nevertheless, the July rate hike proved to be the Fed’s last. Policymakers held rates steady through December when they penciled in three rate cuts for 2024. Against this backdrop, recession fears eased, yields declined and markets rallied. The Fed remained on pause following its January meeting. But Fed Board Chair Jerome Powell cautioned that although rate cuts were likely in 2024, they weren’t imminent, with inflation still above target. Elsewhere, central banks in Europe and the U.K. hiked rates early in the six-month period before pausing through January.

The late-period rally more than offset the earlier sell-off, and global stocks posted gains for the six months. U.S. stocks outperformed global and emerging markets indices. With central banks concluding their tightening campaigns, government bond yields declined overall, and U.S. and global bonds advanced.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

JANUARY 31, 2024
Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Short-Term Investments	0.3%
Other Assets and Liabilities	(0.1)%

Top Five Industries	% of net assets
Software	17.3%
Semiconductors and Semiconductor Equipment	12.9%
Interactive Media and Services	10.5%
Broadline Retail	9.9%
Biotechnology	9.9%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/23	Ending Account Value 1/31/24	Expenses Paid During Period(1) 8/1/23 - 1/31/24	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,047.60	$4.43	0.86%
I Class	$1,000	$1,048.50	$3.40	0.66%
A Class	$1,000	$1,046.00	$5.71	1.11%
R Class	$1,000	$1,044.90	$6.99	1.36%
R6 Class	$1,000	$1,049.40	$2.63	0.51%
G Class	$1,000	$1,052.00	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,020.81	$4.37	0.86%
I Class	$1,000	$1,021.82	$3.35	0.66%
A Class	$1,000	$1,019.56	$5.63	1.11%
R Class	$1,000	$1,018.30	$6.90	1.36%
R6 Class	$1,000	$1,022.57	$2.59	0.51%
G Class	$1,000	$1,025.09	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

JANUARY 31, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.7%
Rocket Lab USA, Inc.(1)	2,362,250	$11,456,913
Automobiles — 5.2%
Tesla, Inc.(1)	435,174	81,503,739
Beverages — 3.6%
Boston Beer Co., Inc., Class A(1)	36,473	12,738,925
Constellation Brands, Inc., Class A	181,881	44,575,395
		57,314,320
Biotechnology — 9.9%
Alnylam Pharmaceuticals, Inc.(1)	188,760	32,638,492
Argenx SE, ADR(1)	61,489	23,397,179
Ascendis Pharma AS, ADR(1)	130,480	16,953,266
Blueprint Medicines Corp.(1)	203,026	16,146,658
Regeneron Pharmaceuticals, Inc.(1)	70,977	66,915,696
		156,051,291
Broadline Retail — 9.9%
Amazon.com, Inc.(1)	1,006,646	156,231,459
Capital Markets — 1.3%
Intercontinental Exchange, Inc.	24,997	3,182,868
S&P Global, Inc.	38,861	17,423,329
		20,606,197
Electronic Equipment, Instruments and Components — 1.0%
Keysight Technologies, Inc.(1)	100,128	15,345,617
Energy Equipment and Services — 1.5%
Cactus, Inc., Class A	571,067	24,236,084
Entertainment — 3.6%
Netflix, Inc.(1)	102,318	57,718,607
Financial Services — 6.8%
Block, Inc.(1)	432,727	28,131,582
Mastercard, Inc., Class A	106,875	48,011,456
Visa, Inc., Class A	117,657	32,150,952
		108,293,990
Health Care Equipment and Supplies — 4.0%
Intuitive Surgical, Inc.(1)	167,789	63,461,156
Hotels, Restaurants and Leisure — 3.6%
Chipotle Mexican Grill, Inc.(1)	23,315	56,160,473
Interactive Media and Services — 10.5%
Alphabet, Inc., Class C(1)	1,176,740	166,861,732
IT Services — 3.2%
Okta, Inc.(1)	557,310	46,061,671
Shopify, Inc., Class A(1)	63,827	5,110,628
		51,172,299
Machinery — 2.2%
FANUC Corp.	413,400	11,435,621
Westinghouse Air Brake Technologies Corp.	183,126	24,093,888
		35,529,509
Professional Services — 1.8%
Paylocity Holding Corp.(1)	88,946	14,089,936

	Shares	Value
Verisk Analytics, Inc.	59,457	$14,360,649
		28,450,585
Semiconductors and Semiconductor Equipment — 12.9%
Monolithic Power Systems, Inc.	53,532	32,264,807
NVIDIA Corp.	279,764	172,130,396
		204,395,203
Software — 17.3%
Bill Holdings, Inc.(1)	111,886	8,732,702
Cadence Design Systems, Inc.(1)	153,482	44,273,418
DocuSign, Inc.(1)	296,652	18,072,040
HubSpot, Inc.(1)	72,040	44,016,440
Microsoft Corp.	214,663	85,345,715
Salesforce, Inc.(1)	260,732	73,289,158
		273,729,473
Textiles, Apparel and Luxury Goods — 0.8%
NIKE, Inc., Class B	119,227	12,105,117
TOTAL COMMON STOCKS (Cost $948,635,056)		1,580,623,764
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,571	10,571
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.00%, 8/15/25 - 11/15/31, valued at $465,989), in a joint trading account at 5.26%, dated 1/31/24, due 2/1/24 (Delivery value $455,893)		455,826
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.25%, 7/15/29, valued at $4,254,465), at 5.29%, dated 1/31/24, due 2/1/24 (Delivery value $4,171,613)		4,171,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 1.125% - 2.25%, 8/15/40 - 8/15/46, valued at $472,365), at 5.28%, dated 1/31/24, due 2/1/24 (Delivery value $463,068)		463,000
		5,089,826
TOTAL SHORT-TERM INVESTMENTS (Cost $5,100,397)		5,100,397
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $953,735,453)		1,585,724,161
OTHER ASSETS AND LIABILITIES — (0.1)%		(2,182,315)
TOTAL NET ASSETS — 100.0%		$1,583,541,846

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JANUARY 31, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $953,735,453)	$1,585,724,161
Receivable for capital shares sold	2,085,516
Dividends and interest receivable	121,833
1,587,931,510

Liabilities
Payable for capital shares redeemed	3,663,303
Accrued management fees	716,558
Distribution and service fees payable	9,803
4,389,664

Net Assets	$1,583,541,846

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,181,981,254
Distributable earnings (loss)	401,560,592
$1,583,541,846

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$679,319,806	13,768,516	$49.34
I Class, $0.01 Par Value	$342,375,080	6,822,602	$50.18
A Class, $0.01 Par Value	$19,778,133	410,419	$48.19
R Class, $0.01 Par Value	$13,585,355	288,718	$47.05
R6 Class, $0.01 Par Value	$42,645,898	830,406	$51.36
G Class, $0.01 Par Value	$485,837,574	9,231,008	$52.63
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $51.13 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $15,844)	$2,061,390
Interest	91,010
Securities lending, net	5,001
2,157,401

Expenses:
Management fees	5,592,958
Service fees :
A Class	21,328
R Class	34,718
Directors' fees and expenses	29,642
Other expenses	23,021
5,701,667
Fees waived - G Class	(1,186,064)
4,515,603

Net investment income (loss)	(2,358,202)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(30,507,279)
Foreign currency translation transactions	50,583
(30,456,696)

Change in net unrealized appreciation (depreciation) on:
Investments	100,061,808
Translation of assets and liabilities in foreign currencies	(1,392)
100,060,416

Net realized and unrealized gain (loss)	69,603,720

Net Increase (Decrease) in Net Assets Resulting from Operations	$67,245,518

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED) AND YEAR ENDED JULY 31, 2023
Increase (Decrease) in Net Assets	January 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$(2,358,202)	$(2,346,748)
Net realized gain (loss)	(30,456,696)	(25,937,571)
Change in net unrealized appreciation (depreciation)	100,060,416	242,882,257
Net increase (decrease) in net assets resulting from operations	67,245,518	214,597,938

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(267,295,079)	(111,114,977)

Net increase (decrease) in net assets	(200,049,561)	103,482,961

Net Assets
Beginning of period	1,783,591,407	1,680,108,446
End of period	$1,583,541,846	$1,783,591,407

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2024 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused Dynamic Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, A Class, R Class, R6 Class and G Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 19% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended January 31, 2024 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.80% to 0.85%	0.85%
I Class	0.60% to 0.65%	0.65%
A Class	0.80% to 0.85%	0.85%
R Class	0.80% to 0.85%	0.85%
R6 Class	0.45% to 0.50%	0.50%
G Class	0.45% to 0.50%	0.00%(1)
(1)Effective annual management fee before waiver was 0.50%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended January 31, 2024 were $53,271,592 and $320,055,378, respectively.

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
Investor Class
Sold	844,623	$38,783,939	2,321,960	$94,426,088
Redeemed	(2,684,330)	(123,898,789)	(4,408,964)	(174,595,201)
	(1,839,707)	(85,114,850)	(2,087,004)	(80,169,113)
I Class
Sold	875,165	41,492,584	6,173,054	247,645,732
Redeemed	(3,828,275)	(177,044,462)	(6,381,979)	(257,052,180)
	(2,953,110)	(135,551,878)	(208,925)	(9,406,448)
A Class
Sold	108,160	4,455,025	77,291	3,054,813
Redeemed	(43,945)	(1,948,172)	(95,017)	(3,613,748)
	64,215	2,506,853	(17,726)	(558,935)
R Class
Sold	56,838	2,459,704	123,366	4,679,906
Redeemed	(111,762)	(4,521,190)	(70,858)	(2,697,710)
	(54,924)	(2,061,486)	52,508	1,982,196
R6 Class
Sold	103,863	4,887,428	384,022	16,062,509
Redeemed	(208,785)	(9,790,653)	(418,234)	(17,074,173)
	(104,922)	(4,903,225)	(34,212)	(1,011,664)
G Class
Sold	622,505	29,496,031	1,825,049	72,292,039
Redeemed	(1,451,306)	(71,666,524)	(2,148,288)	(94,243,052)
	(828,801)	(42,170,493)	(323,239)	(21,951,013)
Net increase (decrease)	(5,717,249)	$(267,295,079)	(2,618,598)	$(111,114,977)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,569,188,143	$11,435,621	—
Short-Term Investments	10,571	5,089,826	—
	$1,569,198,714	$16,525,447	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$955,868,251
Gross tax appreciation of investments	$645,556,243
Gross tax depreciation of investments	(15,700,333)
Net tax appreciation (depreciation) of investments	$629,855,910

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2023, the fund had accumulated short-term capital losses of $(131,717,160) and accumulated long-term capital losses of $(61,920,958), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of July 31, 2023, the fund had late-year ordinary loss deferrals of $(1,838,131), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$47.10	(0.14)	2.38	2.24	—	$49.34	4.76%	0.86%	0.86%	(0.59)%	(0.59)%	3%	$679,320
2023	$41.59	(0.18)	5.69	5.51	—	$47.10	13.25%	0.86%	0.86%	(0.45)%	(0.45)%	17%	$735,199
2022	$59.53	(0.30)	(16.25)	(16.55)	(1.39)	$41.59	(28.42)%	0.86%	0.86%	(0.58)%	(0.58)%	23%	$735,963
2021	$44.02	(0.31)	16.15	15.84	(0.33)	$59.53	36.09%	0.84%	1.01%	(0.58)%	(0.75)%	12%	$1,361,233
2020	$29.60	(0.21)	14.63	14.42	—	$44.02	48.72%	0.85%	1.02%	(0.62)%	(0.79)%	27%	$642,987
2019	$26.49	(0.14)	3.25	3.11	—	$29.60	11.74%	0.89%	1.02%	(0.52)%	(0.65)%	23%	$160,079
I Class
2024(3)	$47.86	(0.09)	2.41	2.32	—	$50.18	4.85%	0.66%	0.66%	(0.39)%	(0.39)%	3%	$342,375
2023	$42.18	(0.10)	5.78	5.68	—	$47.86	13.47%	0.66%	0.66%	(0.25)%	(0.25)%	17%	$467,875
2022	$60.22	(0.20)	(16.45)	(16.65)	(1.39)	$42.18	(28.26)%	0.66%	0.66%	(0.38)%	(0.38)%	23%	$421,105
2021	$44.44	(0.21)	16.32	16.11	(0.33)	$60.22	36.35%	0.64%	0.81%	(0.38)%	(0.55)%	12%	$762,419
2020	$29.83	(0.16)	14.77	14.61	—	$44.44	48.98%	0.65%	0.82%	(0.42)%	(0.59)%	27%	$290,523
2019	$26.64	(0.09)	3.28	3.19	—	$29.83	11.97%	0.69%	0.82%	(0.32)%	(0.45)%	23%	$32,275

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2024(3)	$46.07	(0.19)	2.31	2.12	—	$48.19	4.60%	1.11%	1.11%	(0.84)%	(0.84)%	3%	$19,778
2023	$40.78	(0.27)	5.56	5.29	—	$46.07	12.97%	1.11%	1.11%	(0.70)%	(0.70)%	17%	$15,948
2022	$58.54	(0.41)	(15.96)	(16.37)	(1.39)	$40.78	(28.58)%	1.11%	1.11%	(0.83)%	(0.83)%	23%	$14,840
2021	$43.39	(0.46)	15.94	15.48	(0.33)	$58.54	35.76%	1.09%	1.26%	(0.83)%	(1.00)%	12%	$21,648
2020	$29.26	(0.30)	14.43	14.13	—	$43.39	48.29%	1.10%	1.27%	(0.87)%	(1.04)%	27%	$7,430
2019	$26.24	(0.21)	3.23	3.02	—	$29.26	11.51%	1.14%	1.27%	(0.77)%	(0.90)%	23%	$1,202
R Class
2024(3)	$45.03	(0.24)	2.26	2.02	—	$47.05	4.49%	1.36%	1.36%	(1.09)%	(1.09)%	3%	$13,585
2023	$39.96	(0.36)	5.43	5.07	—	$45.03	12.69%	1.36%	1.36%	(0.95)%	(0.95)%	17%	$15,476
2022	$57.53	(0.53)	(15.65)	(16.18)	(1.39)	$39.96	(28.77)%	1.36%	1.36%	(1.08)%	(1.08)%	23%	$11,634
2021	$42.76	(0.56)	15.66	15.10	(0.33)	$57.53	35.42%	1.34%	1.51%	(1.08)%	(1.25)%	12%	$15,138
2020	$28.90	(0.36)	14.22	13.86	—	$42.76	47.96%	1.35%	1.52%	(1.12)%	(1.29)%	27%	$6,399
2019	$25.99	(0.27)	3.18	2.91	—	$28.90	11.20%	1.39%	1.52%	(1.02)%	(1.15)%	23%	$2,192

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2024(3)	$48.94	(0.06)	2.48	2.42	—	$51.36	4.94%	0.51%	0.51%	(0.24)%	(0.24)%	3%	$42,646
2023	$43.06	(0.04)	5.92	5.88	—	$48.94	13.66%	0.51%	0.51%	(0.10)%	(0.10)%	17%	$45,778
2022	$61.37	(0.12)	(16.80)	(16.92)	(1.39)	$43.06	(28.17)%	0.51%	0.51%	(0.23)%	(0.23)%	23%	$41,752
2021	$45.22	(0.18)	16.66	16.48	(0.33)	$61.37	36.55%	0.49%	0.66%	(0.23)%	(0.40)%	12%	$38,973
2020	$30.30	(0.07)	14.99	14.92	—	$45.22	49.24%	0.50%	0.67%	(0.27)%	(0.44)%	27%	$438
2019	$27.02	(0.05)	3.33	3.28	—	$30.30	12.14%	0.54%	0.67%	(0.17)%	(0.30)%	23%	$8,072
G Class
2024(3)	$50.03	0.06	2.54	2.60	—	$52.63	5.20%	0.01%	0.51%	0.26%	(0.24)%	3%	$485,838
2023	$43.80	0.17	6.06	6.23	—	$50.03	14.22%	0.01%	0.51%	0.40%	(0.10)%	17%	$503,316
2022	$62.09	0.14	(17.04)	(16.90)	(1.39)	$43.80	(27.80)%	0.01%	0.51%	0.27%	(0.23)%	23%	$454,815
2021	$45.52	0.14	16.76	16.90	(0.33)	$62.09	37.23%	0.00%(4)	0.66%	0.26%	(0.40)%	12%	$526,543
2020	$30.35	0.08	15.09	15.17	—	$45.52	49.98%	0.00%(4)	0.67%	0.23%	(0.44)%	27%	$438,327
2019(5)	$28.72	0.02	1.61	1.63	—	$30.35	5.68%	0.00%(4)	0.67%	0.16%	(0.51)%	23%(6)	$88

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2024 (unaudited).
(4)Ratio was less than 0.005%.
(5)April 1, 2019 (commencement of sale) through July 31, 2019.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2019.
* The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. These portfolio holdings are available on the fund's website at
americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Growth Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91636 2403

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Growth Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	March 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	March 27, 2024

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	March 27, 2024